Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Due to a clerical error, an incorrect version of the press release was included in the Original Form 8-K. We are filing an amendment to the Original Form 8-K with a corrected version of the press release, which is furnished as Exhibit 99.1 to this Amendment No. 1 to the Original Form 8-K and is incorporated herein by reference.
Document Period End Date	Oct. 25, 2022
Entity File Number	000-49728
Entity Registrant Name	JETBLUE AIRWAYS CORPORATION
Entity Central Index Key	0001158463
Entity Tax Identification Number	87-0617894
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	27-01 Queens Plaza North
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	(718)
Local Phone Number	286-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	JBLU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false